Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between executive compensation as reported in the Summary Compensation Table, “Compensation Actually Paid” ("CAP") as defined by the SEC, and certain financial performance of the Company. CAP is calculated in accordance with SEC rules and does not reflect the actual amount of compensation earned or paid during the applicable year.

The following table shows the total compensation from the Summary Compensation Table and the CAP for the Company’s Chief Executive Officer (”CEO”), and the average CAP paid to the other non-CEO named executive officers ("NEOs") during each of the last three years. The table also provides information on the Corporation's Total Shareholder Return ("TSR") and the Company's Net Income.

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for NEOs(3)	Average Compensation Actually Paid to NEOs(4)	Value of Initial Fixed $100 Investment Based On TSR(5)	Net Income (thousands)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	1,317,222	1,585,328	795,814	949,684	113.31	18,611
2024	1,440,493	1,716,832	818,926	977,005	112.33	10,242
2023	1,477,217	2,002,312	848,063	1,120,437	116.96	25,765

(1)
The CEO, included in all years above, is Mr. Dietzler. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Dietzler for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”
(2)
The dollar amounts reported in column (c) represent the amount of CAP to Mr. Dietzler. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Dietzler during the applicable year. The following adjustments were made to Mr. Dietzler’s total compensation for each year to determine his CAP:

Year	Reported Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to CEO ($)
2025	1,317,222	333,363	268,106	1,585,328
2024	1,440,493	325,130	276,338	1,716,832
2023	1,477,217	281,428	525,095	2,002,312

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) an amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	(22,735)	212,915	N/A	77,926	N/A	-	268,106
2024	17,620	180,792	N/A	77,926	N/A	-	276,338
2023	10,741	366,004	N/A	128,210	N/A	20,140	525,095

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are Mr. O’Donnell and Ms. Adkins.
(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs during the applicable year. The following adjustments were made to average total compensation for the NEOs for each year to determine the CAP, using the same methodology described in Note 2 above:

Year	Average Reported Summary Compensation Table Total for NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to NEOs ($)
2025	795,814	177,323	153,870	949,684
2024	818,926	173,114	158,079	977,005
2023	848,063	148,317	272,374	1,120,437

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	(12,093)	121,572	N/A	44,391	N/A	-	153,870
2024	9,382	104,306	N/A	44,391	N/A	-	158,079
2023	5,661	209,750	N/A	45,955	N/A	11,008	272,374

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of cash dividends for the measurement period, assuming dividend reinvestment, and the difference between the Corporation’s share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period.
(6)
The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are Mr. O’Donnell and Ms. Adkins.

PEO Total Compensation Amount	$ 1,317,222	$ 1,440,493	$ 1,477,217
PEO Actually Paid Compensation Amount	$ 1,585,328	1,716,832	2,002,312
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to CEO ($)
2025	1,317,222	333,363	268,106	1,585,328
2024	1,440,493	325,130	276,338	1,716,832
2023	1,477,217	281,428	525,095	2,002,312

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	(22,735)	212,915	N/A	77,926	N/A	-	268,106
2024	17,620	180,792	N/A	77,926	N/A	-	276,338
2023	10,741	366,004	N/A	128,210	N/A	20,140	525,095

Non-PEO NEO Average Total Compensation Amount	$ 795,814	818,926	848,063
Non-PEO NEO Average Compensation Actually Paid Amount	$ 949,684	977,005	1,120,437
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to NEOs ($)
2025	795,814	177,323	153,870	949,684
2024	818,926	173,114	158,079	977,005
2023	848,063	148,317	272,374	1,120,437

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	(12,093)	121,572	N/A	44,391	N/A	-	153,870
2024	9,382	104,306	N/A	44,391	N/A	-	158,079
2023	5,661	209,750	N/A	45,955	N/A	11,008	272,374

Compensation Actually Paid vs. Total Shareholder Return

CAP and Cumulative TSR

The amount of CAP to Mr. Dietzler, our CEO, is aligned with the Company's TSR for the years ended December 31, 2023 and 2024, but not for the year ended December 31, 2025. When using the value of stock at December 31, 2022 as a benchmark, and stating the value of an initial fixed investment of $100, our TSR rose to 116.96 in 2023, decreased to $112.33 in 2024 and increased to $113.31 in 2025. As reflected in the above analysis, the CAP to our CEO increased by 20.3% in 2023, and decreased by 14.3% in 2024, but decreased by 7.7% in 2025.

The amount of CAP to our NEOs as a group also is aligned with the Company's TSR for the years ended December 31, 2023 and 2024, but not for year ended December 31, 2025. The changes to our TSR are outlined above. As reflected in the above analysis, the CAP for our NEOs increased by 18.2% in 2023 when compared to 2022, and then decreased by 13.68% in 2024 when compared to 2023, and decreased by 2.8% in 2025 when compared to 2024. Further information regarding these awards can be found above in our Summary Compensation Table.

Compensation Actually Paid vs. Net Income

CAP and Net Income

In 2023, our net income decreased by 2.8% against the previous net income from 2022. In 2024, our net income decreased by 60.2% against the previous net income from 2023. In 2025, our net income has increased by 81.7% against the previous net income from 2024. The CAP for our CEO increased by 20.3% in 2023 over 2022, decreased by 14.3% in 2024 when compared to 2023, and decreased again in 2025 by 7.7% when compared to 2024. The CAP for our NEOs increased by 18.2% in 2023 when compared to 2022, and then decreased by 13.68% in 2024 when compared to 2023, and decreased by 2.8% in 2025 when compared to 2024.

Total Shareholder Return Amount	$ 113.31	112.33	116.96
Net Income (Loss)	$ 18,611,000	$ 10,242,000	$ 25,765,000
PEO Name	Mr. Dietzler	Mr. Dietzler	Mr. Dietzler
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 268,106	$ 276,338	$ 525,095
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	333,363	325,130	281,428
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,735)	17,620	10,741
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,915	180,792	366,004
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,926	77,926	128,210
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	20,140
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	153,870	158,079	272,374
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,323	173,114	148,317
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,093)	9,382	5,661
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,572	104,306	209,750
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,391	44,391	45,955
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 11,008